Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
SUMMARY
Investment Objective
The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the "Fund") seeks to outperform, net of fees and expenses, the S&P 500 Index (the "Benchmark").
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Shares

Management Fees	0.40%
Other Expenses	1.54%	[1]
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	1.94%
Fee Waiver and/or Expense Reimbursement	(1.47%)	[2]
Net Annual Fund Operating Expenses	0.47%
[1]	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[2]	The Adviser is contractually obligated to limit the Fund's total annual operating expenses to 0.47% of the Fund's average daily net assets through December 31, 2024 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Shares | USD ($)	48	151

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser's discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities of large cap issuers located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of U.S. large cap companies that meet the Fund's environmental, social and governance ("ESG") guidelines at the time of investment.

The Fund's investment adviser, Fisher Asset Management, LLC (the "Adviser") considers large cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Benchmark. As of August 31, 2019, the market capitalization of the companies appearing in the Benchmark ranged from $2.8 billion] to [$1.1 trillion]. Although the Fund generally purchases equity securities that at the time of purchase are large capitalization companies as described above, the Fund may retain or augment positions in such companies even if they subsequently fall outside of the range of the Benchmark. In addition, the range of the Benchmark will change over time.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser's analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser's top-down investment process.

The Adviser considers ESG factors throughout the investment and portfolio construction process. ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm's top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens without compromising the Adviser's broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include human environmental, and labor rights and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

Once the Adviser determines portfolio weights for sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks with a given category expected to accomplish two goals:

•	Finding companies possessing strategic attributes (i.e. competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

•	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund's investment strategy is highly dependent on the correctness of the Adviser's perception of the risks and opportunities in the markets. To the extent the Adviser's perceptions are incorrect (or a perception is correct, but the timing of the Fund's investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Allocation Risk. The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund's shares over short or extended periods.

ESG Guidelines Risk. Because the Adviser's ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund's ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.